STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2022 (Unaudited)

Description/Contracts	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .1%
Call Options - .1%
Standard & Poor's 500 E-mini 3rd Week March Future, Contracts 604 (cost $322,004)	4,700	2/18/2022	141,940,000		369,950
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 84.9%
U.S. Government Securities
U.S. Treasury Bills	0.15	3/17/2022	84,844,500	[a,b]	84,841,727
U.S. Treasury Bills	0.14	3/31/2022	68,206,100	[b]	68,195,111
U.S. Treasury Bills	0.32	5/19/2022	19,578,000	[b]	19,562,710
U.S. Treasury Bills	0.13	2/17/2022	54,452,400	[b]	54,451,789
Total Short-Term Investments (cost $227,063,753)			227,051,337
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 9.3%
Registered Investment Companies - 9.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $24,929,439)	0.09		24,929,439	[c]	24,929,439
Total Investments (cost $252,315,196)			94.3%	252,350,726
Cash and Receivables (Net)			5.7%	15,126,606
Net Assets			100.0%	267,477,332

a These securities are wholly-owned by the Subsidiary referenced in Note 1.

b Security is a discount security. Income is recognized through the accretion of discount.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Amsterdam Exchange Index	31	2/18/2022	5,352,450[a]	5,251,974	(100,476)
Australian 10 Year Bond	404	3/15/2022	39,447,501[a]	39,138,445	(309,056)
Brent Crude	23	5/31/2022	1,955,608[b]	1,968,110	12,502
CAC 40 10 Euro	301	2/18/2022	24,073,580[a]	23,659,256	(414,324)
Canadian 10 Year Bond	52	3/22/2022	5,673,605[a]	5,690,280	16,675
Cocoa	9	5/13/2022	230,050[b]	231,840	1,790
Copper	1	5/26/2022	108,141[b]	108,163	22
Corn No.2 Yellow	193	5/13/2022	5,772,312[b]	6,026,425	254,113
Cotton No.2	101	5/6/2022	5,412,625[b]	6,215,035	802,410
Crude Oil	4	5/20/2022	314,473[b]	335,400	20,927
DAX	32	3/18/2022	14,162,518[a]	13,844,499	(318,019)
E-mini Russell 2000	156	3/18/2022	16,956,607	15,790,320	(1,166,287)
Gasoline	8	5/31/2022	872,320[b]	876,490	4,170
Gold 100 oz	17	4/27/2022	3,072,942[b]	3,053,880	(19,062)
Japanese 10 Year Bond	37	3/14/2022	48,786,170[a]	48,458,811	(327,359)
Live Cattle	5	4/29/2022	285,011[b]	289,050	4,039
LME Primary Aluminum	17	3/16/2022	1,222,801[b]	1,287,325	64,524
LME Primary Aluminum	12	6/15/2022	909,061[b]	903,000	(6,061)
LME Primary Nickel	3	6/15/2022	371,025[b]	397,872	26,847
LME Primary Nickel	3	3/16/2022	345,297[b]	406,584	61,287
LME Refined Pig Lead	3	3/16/2022	163,409[b]	168,994	5,585
LME Refined Pig Lead	2	6/15/2022	113,806[b]	111,825	(1,981)
LME Zinc	2	3/16/2022	151,631[b]	180,325	28,694
LME Zinc	3	6/15/2022	263,666[b]	267,263	3,597
Low Sulphur Gas oil	34	6/10/2022	2,512,077[b]	2,523,650	11,573
Mini MSCI Emerging Markets Index	94	3/18/2022	5,710,313	5,756,560	46,247
Natural Gas	42	5/26/2022	1,659,614[b]	1,970,640	311,026
NY Harbor ULSD	32	5/31/2022	3,388,069[b]	3,435,533	47,464
Platinum	52	4/27/2022	2,447,850[b]	2,654,080	206,230
S&P/Toronto Stock Exchange 60 Index	42	3/17/2022	8,260,620[a]	8,437,997	177,377
Soybean Meal	125	5/13/2022	5,064,060[b]	5,212,500	148,440
Standard & Poor's 500 E-mini	446	3/18/2022	103,061,111	100,444,775	(2,616,336)
Topix	300	3/10/2022	50,932,443[a]	49,491,658	(1,440,785)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury 10 Year Notes	485	3/22/2022	63,128,014	62,064,844	(1,063,170)
Futures Short
ASX SPI 200	19	3/17/2022	2,284,902[a]	2,306,609	(21,707)
Chicago SRW Wheat	51	5/13/2022	1,979,375[b]	1,953,938	25,437
Coffee "C"	4	5/18/2022	361,564[b]	353,250	8,314
Crude Soybean Oil	59	5/13/2022	2,048,242[b]	2,294,274	(246,032)
Euro-Bond	17	3/8/2022	3,244,272[a]	3,229,773	14,499
FTSE 100	144	3/18/2022	14,530,755[a]	14,324,476	206,279
FTSE/MIB Index	9	3/18/2022	1,338,390[a]	1,353,212	(14,822)
Hang Seng	24	2/25/2022	3,734,541[a]	3,672,466	62,075
Hard Red Winter Wheat	17	5/13/2022	660,759[b]	666,613	(5,854)
IBEX 35 Index	72	2/18/2022	6,987,595[a]	6,941,762	45,833
Lean Hog	5	6/14/2022	200,732[b]	211,050	(10,318)
LME Primary Aluminum	17	3/16/2022	1,114,042[b]	1,287,325	(173,283)
LME Primary Aluminum	12	6/15/2022	872,064[b]	903,000	(30,936)
LME Primary Nickel	3	3/16/2022	368,331[b]	406,584	(38,253)
LME Refined Pig Lead	3	3/16/2022	172,991[b]	168,994	3,997
LME Zinc	2	3/16/2022	179,844[b]	180,325	(481)
Long Gilt	173	3/29/2022	29,308,021[a]	28,376,153	931,868
NYMEX Palladium	9	3/29/2022	1,829,663[b]	2,120,220	(290,557)
Silver	7	5/26/2022	785,726[b]	785,120	606
Soybean	36	5/13/2022	2,514,940[b]	2,691,450	(176,510)
Sugar No.11	54	4/29/2022	1,077,266[b]	1,076,544	722
Swiss Market Index	189	3/18/2022	25,197,262[a]	24,781,201	416,061
Gross Unrealized Appreciation				3,971,230
Gross Unrealized Depreciation				(8,791,669)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Dynamic Total Return Fund

January 31, 2022 (Unaudited)

Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options:
Standard & Poor's 500 E-mini 4th Week March Future, Contracts 60	4,180	2/25/2022	12,540,000	(82,500)
Standard & Poor's 500 E-mini 4th Week March Future, Contracts 60	4,210	2/25/2022	12,630,000	(92,250)
Total Options Written (premiums received $341,561)				(174,750)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

January 31, 2022 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
Canadian Dollar	2,150,000	United States Dollar	1,708,297	3/16/2022	(17,020)
United States Dollar	2,217,498	Canadian Dollar	2,811,000	3/16/2022	6,251
Euro	1,679,000	United States Dollar	1,909,283	3/16/2022	(21,112)
United States Dollar	46,481,136	Euro	41,063,365	3/16/2022	302,077
Australian Dollar	28,736,000	United States Dollar	20,689,378	3/16/2022	(367,350)
Norwegian Krone	4,263,000	United States Dollar	472,309	3/16/2022	6,622
United States Dollar	8,098,072	Norwegian Krone	72,065,000	3/16/2022	1,862
Japanese Yen	1,332,751,000	United States Dollar	11,644,095	3/16/2022	(57,885)
United States Dollar	2,092,328	Japanese Yen	239,559,000	3/16/2022	9,733
New Zealand Dollar	6,074,000	United States Dollar	4,083,034	3/16/2022	(89,382)
United States Dollar	7,853,104	New Zealand Dollar	11,595,000	3/16/2022	229,397
Swiss Franc	1,494,000	United States Dollar	1,623,939	3/16/2022	(9,656)
United States Dollar	14,163,268	Swiss Franc	12,995,000	3/16/2022	122,027
Swedish Krona	22,759,000	United States Dollar	2,488,692	3/16/2022	(46,857)
United States Dollar	564,649	Swedish Krona	5,112,000	3/16/2022	16,178
British Pound	2,155,000	United States Dollar	2,899,792	3/16/2022	(2,312)
United States Dollar	8,446,911	British Pound	6,283,000	3/16/2022	(824)
Goldman Sachs
Norwegian Krone	232,378,218	United States Dollar	25,933,432	3/16/2022	173,317
United States Dollar	4,706,149	Norwegian Krone	41,315,000	3/16/2022	64,577
Canadian Dollar	14,293,000	United States Dollar	11,303,753	3/16/2022	(60,298)
United States Dollar	5,744,845	Canadian Dollar	7,303,513	3/16/2022	(395)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs(continued)
British Pound	5,330,000	United States Dollar	7,178,945	3/16/2022	(12,555)
United States Dollar	39,010,541	British Pound	28,719,000	3/16/2022	396,743
Swiss Franc	4,898,000	United States Dollar	5,308,099	3/16/2022	(15,756)
United States Dollar	7,021,301	Swiss Franc	6,464,000	3/16/2022	36,878
Euro	5,910,000	United States Dollar	6,656,495	3/16/2022	(10,224)
United States Dollar	41,887,759	Euro	36,844,000	3/16/2022	453,715
Japanese Yen	3,947,642,000	United States Dollar	34,275,879	3/16/2022	42,767
United States Dollar	4,547,187	Japanese Yen	522,576,000	3/16/2022	4,196
United States Dollar	14,688,040	New Zealand Dollar	21,611,000	3/16/2022	478,818
Australian Dollar	32,075,000	United States Dollar	23,122,245	3/16/2022	(438,885)
Swedish Krona	119,047,000	United States Dollar	13,182,366	3/16/2022	(409,701)
United States Dollar	665,638	Swedish Krona	5,943,000	3/16/2022	28,008
HSBC
United States Dollar	2,516,063	Swiss Franc	2,312,000	3/16/2022	17,921
New Zealand Dollar	1,205,000	United States Dollar	812,519	3/16/2022	(20,232)
Swedish Krona	97,898,085	United States Dollar	10,791,550	3/16/2022	(287,972)
Australian Dollar	6,070,000	United States Dollar	4,356,774	3/16/2022	(64,085)
United States Dollar	21,131,286	Australian Dollar	29,548,874	3/16/2022	234,396
United States Dollar	3,025,497	Euro	2,666,000	3/16/2022	27,365
United States Dollar	575,375	Japanese Yen	65,217,000	3/16/2022	8,414
British Pound	1,850,000	United States Dollar	2,464,624	3/16/2022	22,772
United States Dollar	28,875,242	British Pound	21,850,349	3/16/2022	(503,391)
United States Dollar	1,367,579	Norwegian Krone	12,018,000	3/16/2022	17,406
Morgan Stanley
British Pound	2,863,000	United States Dollar	3,831,862	3/16/2022	17,551

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley(continued)
United States Dollar	307,583	British Pound	228,000	3/16/2022	1,028
Australian Dollar	6,068,000	United States Dollar	4,390,416	3/16/2022	(99,142)
United States Dollar	2,256,660	Norwegian Krone	20,047,000	3/16/2022	4,461
United States Dollar	771,200	Swedish Krona	7,031,000	3/16/2022	16,837
Japanese Yen	2,609,781,015	United States Dollar	23,011,299	3/16/2022	(323,286)
United States Dollar	2,351,181	Japanese Yen	270,274,000	3/16/2022	1,566
Swiss Franc	15,936,559	United States Dollar	17,259,126	3/16/2022	(39,498)
United States Dollar	2,641,716	Swiss Franc	2,415,000	3/16/2022	32,282
Euro	1,469,000	United States Dollar	1,660,477	3/16/2022	(8,468)
United States Dollar	933,966	Euro	825,000	3/16/2022	6,187
Canadian Dollar	671,000	United States Dollar	524,513	3/16/2022	3,323
United States Dollar	1,409,825	Canadian Dollar	1,791,000	3/16/2022	952
New Zealand Dollar	1,007,000	United States Dollar	680,426	3/16/2022	(18,324)
United States Dollar	5,726,964	New Zealand Dollar	8,449,183	3/16/2022	171,630
Standard Chartered Bank
Australian Dollar	3,511,000	United States Dollar	2,506,422	3/16/2022	(23,452)
United States Dollar	215,022	British Pound	162,000	3/16/2022	(2,793)
Japanese Yen	94,721,000	United States Dollar	833,485	3/16/2022	(10,032)
Swedish Krona	5,411,000	United States Dollar	595,859	3/16/2022	(15,308)
Euro	2,309,000	United States Dollar	2,608,418	3/16/2022	(11,762)
United States Dollar	738,543	Euro	653,000	3/16/2022	4,192
United States Dollar	2,578,979	Swiss Franc	2,372,000	3/16/2022	16,007
United States Dollar	1,172,750	Norwegian Krone	10,530,000	3/16/2022	(10,253)
Canadian Dollar	1,172,000	United States Dollar	906,002	3/16/2022	15,941
United States Dollar	634,275	Canadian Dollar	820,000	3/16/2022	(10,770)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Gross Unrealized Appreciation					2,993,397
Gross Unrealized Depreciation					(3,008,980)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	24,929,439	-	-	24,929,439
U.S. Treasury Securities	-	227,051,337	-	227,051,337
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,993,397	-	2,993,397
Futures	3,959,029	-	-	3,959,029
Options Purchased	369,950	-	-	369,950
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(3,008,980)	-	(3,008,980)
Futures††	(8,791,669)	-	-	(8,791,669)
Options Written	(174,750)	-	-	(174,750)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2022, accumulated net unrealized appreciation on investments was $35,530, consisting of $50,648 gross unrealized appreciation and $15,118 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.